Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0001918642
Registrant Name	StepStone Private Venture & Growth Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A